Average Annual Total Returns	12 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Shariah Industry Exclusions Index
Prospectus [Line Items]
Average Annual Return, Percent	26.01%		17.23%		17.03%
S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	13.78%	14.69%		14.53%
Dow Jones Sukuk Total Return Index (ex-Reinvestment)
Prospectus [Line Items]
Average Annual Return, Percent	3.43%			1.84%	1.88%
Bloomberg Global Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	(1.69%)			(1.92%)	1.96%
S&P Global All Equity REIT Shariah Capped Index
Prospectus [Line Items]
Average Annual Return, Percent	2.53%	4.25%
SP Funds S&P 500 Sharia Industry Exclusions ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	26.50%		17.61%		17.41%
Performance Inception Date			Dec. 17, 2019
SP Funds S&P 500 Sharia Industry Exclusions ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	26.34%		17.35%		17.15%
SP Funds S&P 500 Sharia Industry Exclusions ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.78%		14.25%		14.07%
SP Funds Dow Jones Global Sukuk ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.61%			0.16%	0.18%
Performance Inception Date				Dec. 27, 2019
SP Funds Dow Jones Global Sukuk ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.15%			(0.75%)	0.74%
SP Funds Dow Jones Global Sukuk ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.54%			(0.26%)	0.25%
SP Funds S&P Global REIT Sharia ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.35%	3.66%
Performance Inception Date		Dec. 29, 2020
SP Funds S&P Global REIT Sharia ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.41%	2.91%
SP Funds S&P Global REIT Sharia ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.69%	2.63%